Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Consolidated Statements of Shareholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 0.7500	$ 0.5875	$ 0.4750
Tax benefit of additional minimum postretirement liability	$ (22)	$ 34	$ (29)